Average Annual Total Returns - FidelityEmergingMarketsDiscoveryFundFidelityTotalEmergingMarketsFund-RetailComboPRO - FidelityEmergingMarketsDiscoveryFundFidelityTotalEmergingMarketsFund-RetailComboPRO - Fidelity Total Emerging Markets Fund
Dec. 30, 2022
Fidelity Total Emerging Markets Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(5.11%)
Past 5 years	8.57%
Past 10 years	6.40%
Fidelity Total Emerging Markets Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(5.57%)
Past 5 years	7.94%
Past 10 years	5.85%
Fidelity Total Emerging Markets Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(2.70%)
Past 5 years	6.65%
Past 10 years	5.03%
IXYE0
Average Annual Return:
Past 1 year	(2.53%)
Past 5 years	9.90%
Past 10 years	5.53%
F1738
Average Annual Return:
Past 1 year	(2.00%)
Past 5 years	7.90%
Past 10 years	5.49%